UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.

August 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.5%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey--93.0%
Bergen County Improvement
Authority, Governmental Loan
Revenue	3.00	2/15/12	130,000		131,471
Branch Banking and Trust Co.
Municipal Trust (New Jersey
Economic Development
Authority, School Facilities
Construction Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.23	9/7/11	10,260,000	a,b,c	10,260,000
Brick Township,
General Improvement GO Notes
(Landfill Closure Project)	3.00	11/1/11	490,000		491,647
Burlington County Bridge
Commission, County-Guaranteed
LR (Governmental Leasing
Program)	4.50	8/15/12	250,000		259,255
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.38	9/7/11	6,600,000	a,b,c	6,600,000
Carteret Redevelopment Agency,
Revenue (Project Notes)	1.50	9/28/11	1,500,000		1,500,549
East Brunswick Township,
GO Notes, BAN	2.00	1/6/12	5,000,000		5,016,050
East Brunswick Township,
GO Notes, BAN	2.00	4/13/12	3,000,000		3,022,299
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.25	4/13/12	2,000,000		2,003,039
Essex County Improvement
Authority, Pooled Governmental
Loan Program Revenue (LOC;
Wells Fargo Bank)	0.14	9/7/11	1,800,000	a	1,800,000
Galloway Township,
GO Notes (General Improvement
and Sewer Utility)	2.00	9/4/12	820,000		832,046
Howell Township,
GO Notes (General Capital
Improvements Bonds)	2.25	11/1/11	700,000		701,565
Howell Township,
GO Notes (Sewer Utility
Assessment Bonds)	2.25	11/1/11	120,000		120,268
Irvington Township,
GO Notes, BAN	2.00	6/21/12	2,000,000		2,009,505
Keyport Borough,
GO Notes	3.00	8/1/12	200,000		204,186
Little Falls Township,
GO Notes, Refunding (General
Improvement)	2.00	5/1/12	170,000		171,553

Lower Township,
GO Notes, Refunding (General
Improvement)	2.00	7/15/12	485,000		490,874
Middlesex County Improvement
Authority, County-Guaranteed
Revenue, Refunding (Middlesex
Regional Educational Services
Commission Project)	3.00	9/15/11	230,000		230,216
Middletown Township,
GO Notes, BAN	1.50	9/21/11	2,604,325		2,605,032
Monmouth County,
GO Notes	4.00	9/1/11	650,000		650,000
Monmouth County,
GO Notes, Refunding	3.00	1/15/12	250,000		251,844
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/11	250,000		250,682
Monmouth County Improvement
Authority, Governmental Loan
Revenue	4.00	12/1/11	175,000		176,511
New Jersey,
GO Notes	5.25	7/1/12	250,000		259,761
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.28	9/7/11	1,480,000	a	1,480,000
New Jersey Economic Development
Authority, EDR (Catholic
Community Services Project)
(LOC; Wells Fargo Bank)	0.24	9/7/11	290,000	a,d	290,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.29	9/7/11	735,000	a	735,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.25	9/7/11	700,000	a	700,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.34	9/7/11	1,650,000	a	1,650,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wells Fargo
Bank)	0.34	9/7/11	100,000	a	100,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.34	9/7/11	1,115,000	a	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC;
TD Bank)	0.39	9/7/11	1,130,000	a	1,130,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.34	9/7/11	1,095,000	a	1,095,000
New Jersey Economic Development
Authority, EDR (Republic

Services, Inc. Project) (LOC;
Bank of America)	0.30	9/7/11	625,000	a	625,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD
Bank)	0.39	9/7/11	1,755,000	a	1,755,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.25	9/7/11	1,535,000	a	1,535,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wells Fargo
Bank)	0.34	9/7/11	1,080,000	a	1,080,000
New Jersey Economic Development
Authority, EDR (The Trustees
of The Lawrenceville School
Project)	5.00	7/1/12	100,000		103,592
New Jersey Economic Development
Authority, EDR (The Trustees
of the Lawrenceville School
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.06	9/1/11	2,500,000	a	2,500,000
New Jersey Economic Development
Authority, EDR (The Trustees
of the Lawrenceville School
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.11	9/1/11	10,100,000	a	10,100,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
TD Bank)	0.29	9/7/11	2,360,000	a	2,360,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wells Fargo
Bank)	0.22	9/7/11	2,500,000	a	2,500,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	0.46	9/7/11	2,515,000	a	2,515,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC; TD
Bank)	0.31	9/7/11	1,480,000	a	1,480,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.16	9/1/11	3,100,000	a	3,100,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.18	9/1/11	24,200,000	a	24,200,000
New Jersey Economic Development
Authority, Revenue (Cascade

Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of America)	0.25	9/7/11	5,525,000	a,d	5,525,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of America)	0.25	9/7/11	4,210,000	a,d	4,210,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC; Wells
Fargo Bank)	0.22	9/7/11	620,000	a	620,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wells Fargo Bank)	0.29	9/7/11	300,000	a	300,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo
Bank)	0.29	9/7/11	1,860,000	a	1,860,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.25	9/7/11	1,680,000	a	1,680,000
New Jersey Economic Development
Authority, Revenue (Green Hill
Project) (LOC; Valley National
Bank)	0.26	9/7/11	4,700,000	a	4,700,000
New Jersey Economic Development
Authority, Revenue (Jewish
Home at Rockleigh Project)
(LOC; Valley National Bank)	0.31	9/7/11	8,680,000	a,d	8,680,000
New Jersey Economic Development
Authority, Revenue (Jewish
Home at Rockleigh Project)
(LOC; Valley National Bank)	0.31	9/7/11	8,680,000	a,d	8,680,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wells Fargo Bank)	0.27	9/7/11	275,000	a	275,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.34	9/7/11	2,000,000	a	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.39	9/7/11	5,920,000	a,d	5,920,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,

Inc. Project) (LOC; Wells
Fargo Bank)	0.24	9/7/11	570,000	a,d	570,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.29	9/7/11	1,075,000	a	1,075,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Crane's Mill Project) (LOC;
TD Bank)	0.23	9/7/11	545,000	a	545,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wells
Fargo Bank)	0.34	9/7/11	1,625,000	a	1,625,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; JPMorgan Chase
Bank)	0.18	9/7/11	1,100,000	a	1,100,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.32	9/7/11	15,600,000	a	15,600,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	3.35	9/1/11	100,000		100,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National
Bank)	0.26	9/7/11	9,280,000	a,d	9,280,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National
Bank)	0.35	9/7/11	200,000	a,d	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.41	9/7/11	1,000,000	a,b,c,d	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.29	9/7/11	200,000	a,d	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.11	9/1/11	10,530,000	a,d	10,530,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; TD Bank)	0.15	9/7/11	16,000,000	a	16,000,000

New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/11	175,000		177,066
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/11	200,000		202,426
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/11	1,700,000		1,722,923
Ocean County,
GO Notes, Refunding	4.00	12/1/11	750,000		756,430
Piscataway Township,
GO Notes	2.00	2/1/12	1,000,000		1,006,808
Piscataway Township,
GO Notes (General Improvement)	4.00	10/15/11	100,000		100,381
Point Pleasant Beach Borough,
GO Notes (General Improvement)	2.25	8/1/12	100,000		101,502
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.28	9/7/11	1,660,000	a,b,c	1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.27	9/7/11	5,800,000	a	5,800,000
Puttable Floating Option Tax
Exempt Receipts (New Jersey
Economic Development
Authority, Assisted Living
Facility Revenue (Meridian
Assisted Living at Bridgewater
Project)) (LOC; Merrill Lynch
Capital Services and Liquidity
Facility; Merrill Lynch Capital Services)	0.54	9/7/11	13,795,000	a,b,c,d	13,795,000
Rahway,
GO Notes, BAN	1.50	8/10/12	3,000,000		3,013,939
Rahway Redevelopment Agency,
City-Secured Arts District
Extension Project Notes	1.75	9/15/11	2,150,000		2,150,510
Red Bank,
GO Notes, BAN	1.50	11/30/11	2,090,500		2,093,048
Ridgewood,
GO Notes (General Improvement
and Water Utility)	4.00	7/1/12	125,000		128,621
River Vale Township,
GO Notes, BAN	1.50	1/13/12	9,000,000		9,016,347
Spotswood Borough,
GO Notes, BAN	1.50	12/7/11	2,400,000		2,403,153
Stafford Township,
GO Notes, Refunding (Insured;
Assured Guaranty Municipal
Corp.)	2.00	12/1/11	125,000		125,309
Vernon Township,
GO Notes	3.00	1/1/12	585,000		588,723
Vineland,
Electric Utility GO Notes,
Refunding (LOC; Wells Fargo
Bank)	0.19	9/7/11	8,400,000	a	8,400,000
Voorhees Township,
GO Notes (General Improvement

and Sewer Utility)	2.00	2/1/12	330,000		331,979
West Essex Regional School
District Board of Education,
GO Notes, Refunding	2.00	11/1/11	100,000		100,245
West Windsor-Plainsboro Regional
School District, GO Notes,
Refunding	5.00	12/1/11	100,000		101,138
Woodbridge Township,
GO Notes (Sewer Utility)	2.00	7/1/12	850,000		858,781

U.S. Related--6.5%
JPMorgan Chase Putters/Drivers
Trust (Puerto Rico
Commonwealth, Public
Improvement GO Notes)
(Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan
Chase Bank)	0.14	9/1/11	1,540,000	a,b,c	1,540,000
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.31	9/7/11	5,300,000	a,d	5,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.21	9/7/11	7,600,000	a,b,c	7,600,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.32	9/7/11	3,630,000	a,b,c	3,630,000

Total Investments (cost $277,166,274)			99.5%		277,166,274
Cash and Receivables (Net)			.5%		1,326,393
Net Assets			100.0%		278,492,667

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities amounted to $46,085,000 or 16.5% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d	At August 31, 2011, the fund had $74,180,000 or 26.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.

At August 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	277,166,274
Level 3 - Significant Unobservable Inputs	-
Total	277,166,274

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)